UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Nuance Investments, LLC
Address: One Ward Parkway
      	 Suite 126
         Kansas City, MO 64112


Form 13F File Number: 028-13833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl Vohland
Title:	Chief Compliance Officer
Phone:	(913) 647-9700

Signature, Place, and Date of Signing:

Cheryl Vohland      Kansas City, MO    7/31/12


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:	  55

Form 13F Information Table Value Total:	  186,306
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                                            Voting Authority
                                                                                            --------
                                                        Value    Shares/   Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt   Prn Call Dscretn Managers         Sole      Shared None
---------                      ---------      --------- -------- --------  --- ---- ------- ------------     ---       ---    ---

3M Co                          COM            88579y101     5007     56123 SH       Sole                         56123
Accenture PLC Ireland Class A  COM            g1151c101      509      7890 SH       Sole                          7890
Air Prods & Chems Inc          COM            009158106      302      3290 SH       Sole                          3290
Apache Corp                    COM            037411105     5193     51700 SH       Sole                         51700
Applied Materials Inc          COM            038222105     5908    474705 SH       Sole                        474705
Becton Dickinson & Co          COM            075887109     4831     62215 SH       Sole                         62215
Bemis Inc                      COM            081437105      424     13140 SH       Sole                         13140
Campbell Soup Co               COM            134429109      254      7510 SH       Sole                          7510
Capitol Federal Financial Inc  COM            14057j101     5111    430218 SH       Sole                        430218
Chubb Corp                     COM            171232101     4906     70982 SH       Sole                         70982
Clorox Co                      COM            189054109     2109     30675 SH       Sole                         30675
Compass Minerals Intl Inc      COM            20451n101      261      3640 SH       Sole                          3640
Dover Corp                     COM            260003108      308      4900 SH       Sole                          4900
EQT Corp                       COM            26884l109      590     12245 SH       Sole                         12245
Franklin Resources Inc         COM            354613101      463      3730 SH       Sole                          3730
General Mills Inc              COM            370334104      450     11400 SH       Sole                         11400
Great Plains Energy Inc        COM            391164100     4833    238432 SH       Sole                        238432
Hasbro Inc                     COM            418056107     6263    170565 SH       Sole                        170565
HCC Insurance Holdings Inc     COM            404132102     1289     41350 SH       Sole                         41350
Heinz H J Co                   COM            423074103      467      8720 SH       Sole                          8720
Illinois Tool Works Inc        COM            452308109     2818     49330 SH       Sole                         49330
Imperial Oil Ltd               COM            453038408     4989    109920 SH       Sole                        109920
International Flavors & Fragra COM            459506101      295      5040 SH       Sole                          5040
ITT Corp                       COM            450911201      617     26900 SH       Sole                         26900
Johnson & Johnson              COM            478160104     5944  90111.44 SH       Sole                      90111.44
Kaydon Corp                    COM            486587108     5620    220309 SH       Sole                        220309
Kellogg Co                     COM            487836108     8441    157390 SH       Sole                        157390
Kimberly Clark Corp            COM            494368103      380      5143 SH       Sole                          5143
Landauer Inc                   COM            51476k103      404      7626 SH       Sole                          7626
LifePoint Hospitals Inc        COM            53219l109      295      7480 SH       Sole                          7480
Lowes Cos Inc                  COM            548661107     3844    122511 SH       Sole                        122511
MetLife Inc                    COM            59156r108      336      8990 SH       Sole                          8990
Newell Rubbermaid Inc          COM            651229106     3436    192925 SH       Sole                        192925
Northern Trust Corp            COM            665859104     8515    179448 SH       Sole                        179448
Northrop Grumman Corp          COM            666807102      578      9470 SH       Sole                          9470
Patterson Companies Inc        COM            703395103     4407    131949 SH       Sole                        131949
PG&E Corp                      COM            69331c108      314      7230 SH       Sole                          7230
Portland Gen Elec Co           COM            736508847      615     24610 SH       Sole                         24610
Procter & Gamble Co            COM            742718109     6359     94610 SH       Sole                         94610
Republic Services Inc          COM            760759100     6053    198063 SH       Sole                        198063
Rexnord Corp                   COM            76169b102     1235     58515 SH       Sole                         58515
Rockwell Collins Inc           COM            774341101      423      7343 SH       Sole                          7343
Schwab Charles Corp            COM            808513105     6125    426270 SH       Sole                        426270
Southwest Airlines Co          COM            844741108      328     39850 SH       Sole                         39850
Southwestern Energy Co         COM            845467109      593     19375 SH       Sole                         19375
Steris Corp                    COM            859152100    10193    322375 SH       Sole                        322375
Stryker Corp                   COM            863667101     6991    126010 SH       Sole                        126010
Sysco Corp                     COM            871829107     9951    333253 SH       Sole                        333253
Te Connectivity Ltd Reg        COM            h84989104     7595    206675 SH       Sole                        206675
Texas Instruments Inc          COM            882508104     4024    119736 SH       Sole                        119736
Townebank Portsmouth VA        COM            89214p109      290     21520 SH       Sole                         21520
Ultra Petroleum Corp           COM            903914109     7761    342970 SH       Sole                        342970
US Ecology Inc                 COM            91732j102      463     21313 SH       Sole                         21313
Xilinx Inc                     COM            983919101      308      8440 SH       Sole                          8440
Xylem Inc                      COM            98419m100      308     11090 SH       Sole                         11090
Managed Portfolio Ser Nuance I                56166y206      182 17468.249 SH       Sole                     17468.249